Summary of Significant Accounting Policies - (Details)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	63.80%
Navios Containers
Percentage of Navios Holdings ownership
Economic interest	3.70%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	18.50%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	30.50%
Navios Europe I and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest		47.50%
Navios Europe II and its subsidiaries
Percentage of Navios Holdings ownership
Economic interest	47.50%